Share based remuneration	12 Months Ended
Dec. 31, 2017
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Share based remuneration

7 Share based remuneration

Accounting policy

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

The Group provides a number of share based remuneration schemes to Directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP), the Retention Share Plan (RSP) and the Bonus Investment Plan (BIP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP, RSP and BIP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands.

Share based remuneration awards are, other than upon retirement or in exceptional circumstances, subject to the condition that the employee remains in employment at the time of exercise.

Conditional shares granted under LTIP, RSP and BIP between 2014 and 2017 are subject to the achievement of growth targets of adjusted earnings per share measured at constant exchange rates as well as the achievement of a targeted percentage return on invested capital of the Group. LTIP grants between 2014 and 2017 and RSP grants in 2014 and 2017 are also variable subject to the achievement of a total shareholder return performance target.

The weighted average fair value per award is based on full vesting on achievement of non-market-related performance conditions and stochastic models for market-related components. The conditional shares and option awards are recognised in the income statement over the vesting period, being between three and five years, on the basis of expected performance against the non-market-related conditions, with the fair value related to market-related components unchanging.

	In respect of RELX PLC ordinary shares		In respect of RELX NV ordinary shares
	Number of shares ’000	Weighted average fair value per award £	Number of shares ’000	Weighted average fair value per award £
2017 GRANTS

Share options	1,688	1.60	1,647	1.30
Conditional shares	1,637	13.74	1,631	13.33
2016 GRANTS

Share options	1,727	1.49	1,668	1.12
Conditional shares	1,706	11.51	1,778	11.41
2015 GRANTS

Share options	1,911	1.23	1,827	0.77
Conditional shares	1,841	10.44	1,874	9.72

LOGO

The main assumptions used to determine the fair values, which have been established with advice from and data provided by independent actuaries, are set out below:

ASSUMPTIONS FOR GRANTS MADE DURING THE YEAR	In respect of RELX PLC ordinary shares			In respect of RELX NV ordinary shares
	2017	2016	2015	2017	2016	2015
Weighted average share price at date of grant
– Share options*	£15.44	£12.52	£11.44	€17.04	€15.31	€14.80
– Conditional shares	£15.07	£12.68	£11.55	€16.71	€15.28	€14.98
Expected share price volatility	16%	17%	19%	19%	19%	19%
Expected option life	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield	3.0%	3.0%	3.5%	3.0%	3.0%	4.2%
Risk-free interest rate	0.3%	0.7%	0.8%	0.0%	0.0%	0.0%
Expected lapse rate	2-5%	2-5%	2-5%	2-5%	2-4%	2-4%

* Weighted average exercise price is disclosed in the table below.

Expected share price volatility has been estimated based on relevant historical data in respect of the RELX PLC and RELX NV ordinary share prices. Expected share option life has been estimated based on historical exercise patterns in respect of RELX PLC and RELX NV share options.

The share based remuneration options outstanding as at 31 December 2017, in respect of both RELX PLC and RELX NV ordinary shares, are set out below:

SHARE OPTIONS	In respect of RELX PLC ordinary shares		In respect of RELX NV ordinary shares
	Number of shares under option ’000	Weighted average exercise price (pence)	Number of shares under option ’000	Weighted average exercise price (€)
Outstanding at 1 January 2015	9,327	629	9,468	7.58
Granted	1,911	978	1,827	14.80
Exercised	(2,053)	627	(1,716)	7.32
Forfeited	(254)	694	(680)	7.51
Expired	(191)	618	(438)	6.18
Outstanding at 1 January 2016	8,740	704	8,461	9.27
Granted	1,727	1,164	1,668	15.31
Exercised	(1,954)	519	(1,778)	8.05
Forfeited	(424)	489	(310)	12.41
Expired	(147)	470	(144)	8.56
Outstanding at 1 January 2017	7,942	865	7,897	10.71
Granted	1,688	1,396	1,647	17.06
Exercised	(2,130)	700	(2,170)	9.86
Forfeited	(394)	1,135	(186)	15.54
Expired	(140)	762	(140)	9.20
Outstanding at 31 December 2017	6,966	1,031	7,048	12.36

Exercisable at 31 December 2015	3,105	551	4,886	8.02
Exercisable at 31 December 2016	2,598	598	4,770	8.91
Exercisable at 31 December 2017	2,162	696	4,241	10.14

The weighted average share price at the date of exercise of share options and vesting of conditional shares during 2017 was 1,560p (2016: 1,278p; 2015: 1,118p) for RELX PLC ordinary shares and €17.23 (2016: €15.23; 2015: €14.50) for RELX NV ordinary shares.

RANGE OF EXERCISE PRICES FOR OUTSTANDING SHARE OPTIONS	2017		2016		2015
	Number of shares under option ’000	Weighted average remaining period until expiry (years)	Number of shares under option ’000	Weighted average remaining period until expiry (years)	Number of shares under option ’000	Weighted average remaining period until expiry (years)
RELX PLC ordinary shares (pence)
401-600	1,043	2.8	1,672	3.6	2,950	4.0
601-800	733	3.6	1,922	3.4	2,856	4.4
801-1,000	1,272	4.0	1,732	5.3	1,903	6.3
1,001-1,200	1,465	5.3	1,657	6.2	1,031	9.3
1,201-1,400	1,530	6.1	949	9.2	–	–
1,401-1,600	896	9.2	10	9.7	–	–
1,601-1,800	27	9.7	–	–	–	–
Total	6,966	5.2	7,942	5.1	8,740	5.3
RELX NV ordinary shares (€)
4.01-6.00	1,032	3.2	1,380	4.2	1,924	5.4
6.01-8.00	506	1.8	965	2.2	1,446	2.8
8.01-10.00	617	5.4	1,181	5.6	1,971	5.9
10.01-12.00	865	6.2	1,239	7.2	1,333	8.2
12.01-14.00	69	6.3	114	7.5	143	8.4
14.01-16.00	2,600	7.7	3,002	8.7	1,625	9.2
16.01-18.00	1,154	9.1	16	8.3	19	9.0
18.01-20.00	205	9.0	–	–	–	–
Total	7,048	6.5	7,897	6.4	8,461	6.3

Share options are expected, upon exercise, to be met by the issue of new ordinary shares.